SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
EquityLineItem [Line Items]
Stock-based compensation expense	$ 399,932	$ 284,245	$ 2,877,766	$ 2,636,941	$ 2,812,566	$ 7,782,967
Unrecognized expense	1,878,612		$ 1,878,612		$ 774,470
Weighted average remaining amortization period (years)			1 year 9 months 3 days		11 months 12 days
Share-Based Payment Arrangement, Option [Member]
EquityLineItem [Line Items]
Stock-based compensation expense	399,932	284,245	$ 2,877,766	1,651,903
Unrecognized expense					$ 774,470
Research and Development Expense [Member] | Share-Based Payment Arrangement, Option [Member]
EquityLineItem [Line Items]
Stock-based compensation expense	175,398	133,333	1,308,322	1,314,298
General and Administrative Expense [Member] | Share-Based Payment Arrangement, Option [Member]
EquityLineItem [Line Items]
Stock-based compensation expense	$ 224,535	$ 150,912	$ 1,569,444	$ 1,322,643	$ 2,812,566	$ 7,782,967
Weighted average remaining amortization period (years)					11 months 12 days